PREPAID LICENSING AND ROYALTY FEES	12 Months Ended
Dec. 31, 2011
PREPAID LICENSING AND ROYALTY FEES

NOTE 9. PREPAID LICENSING AND ROYALTY FEES

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2009	2010	2011
Balance at beginning of year	$20,540	$5,557	$4,214
Additions	5,484	3,987	5,354
Acquisition - IAHGames (Note 4) and OneNet	—	1,010	128
Amortization of licensing and royalty costs	(2,146)	(573)	(1,753)
Deconsolidation - T2CN (Note 5)	—	(5,339)	—
Impairment charges (Note 10)	(18,301)	(870)	(619)
Translation adjustment	(20)	442	(221)

Balance at end of year	$5,557	$4,214	$7,103